UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York,	N.Y. 10017
(Address of principal executive offices)	(Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: Decembert 31, 2005

Date of reporting period: December 31, 2005

Item 1.	Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/05 is included with this Form.

■ Value Line Centurion Fund, Inc.	Annual Report To Contractowners

Bradley Brooks, CFA, Portfolio Manager

Objective:

Long-term growth of capital

Inception Date:

November 15, 1983

Net Assets at December 31, 2005:

$325,817,397

Portfolio Composition at December 31, 2005:

(Percentage of Total Net Assets)

An Update from Fund Management

In 2005, the Fund returned 9.13% versus the total return of 4.91% for the S&P 500 Index. Since the fund’s inception more than 22 years ago, the average annual total return has been 10.26%.

Over the past year, the Fund benefited from its multi-cap investment approach as mid-sized companies outperformed large-cap entities. Sector overweights for part of the year in the homebuilding and energy sectors also helped performance in 2005. Going forward, the Fund is currently overweight to the information technology and industrial sectors and underweight in the financial and consumer staple segments of the market.

In selecting stocks, we rely heavily on the Value Line Timeliness Ranking System, purchasing stocks that are ranked the highest for price appreciation over the next six to twelve months. The system favors stocks that have above-average earnings and stock-price momentum compared with those of the other roughly 1,700 stocks in the Value Line Investment Survey. We generally buy stocks when their timeliness ranking rises to the top category and sell them when their ranking drops out of it.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2005 and are subject to change without notice. They do not necessarily represent the views of Value Line. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Common Stock Holdings  (As of 12/31/2005)

Company	Percentage of Total Net Assets
Express Scripts, Inc.	1.73%
Apple Computer, Inc.	1.68%
EOG Resources, Inc.	1.66%
Marvell Technology Group Ltd.	1.52%
Guess?, Inc.	1.41%
Cerner Corp.	1.40%
XTO Energy, Inc.	1.38%
NVIDIA Corp.	1.35%
Brightpoint, Inc.	1.34%
Amgen, Inc.	1.34%

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

VALUE LINE CENTURION FUND, INC.	1

■ Value Line Centurion Fund, Inc.	Annual Report To Contractowners

Sector Weightings vs. Index  (As of 12/31/05)

Average Annual Total Returns  (For periods ended 12/31/2005)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund, Inc.	9.13%	13.29%	–1.28%	6.69%	10.26%
S&P 500 Index	4.91%	14.39%	0.54%	9.07%	12.39%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made 10 years ago in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

2	VALUE LINE CENTURION FUND, INC.

■ Value Line Centurion Fund, Inc.	Annual Report To Contractowners

Fund Expenses (Unaudited)

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested on July 1, 2005 and held for six months ended December 31, 2005.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,080.10	$5.03	0.96%
Hypothetical (5% return before expenses)	$1,000	$1,020.36	$4.89	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Fund’s most recent fiscal half-year).

VALUE LINE CENTURION FUND, INC.	3

■	Value Line Centurion Fund, Inc.

Schedule of Investments

December 31, 2005

Shares		Value

Common Stocks — 95.9%
Advertising — 1.2%
94,000	Monster Worldwide, Inc.*	$3,837,080

Apparel — 2.5%
129,000	Guess?, Inc.*	4,592,400
63,000	Oxford Industries, Inc.	3,446,100

		8,038,500

Biotechnology — 2.3%
55,200	Amgen, Inc.*	4,353,072
35,000	Genentech, Inc.*	3,237,500

		7,590,572

Building Materials — 0.8%
49,000	Universal Forest Products, Inc.	2,707,250

Chemical–Specialty — 0.9%
66,000	Ceradyne, Inc.*	2,890,800

Coal — 0.9%
36,000	Arch Coal, Inc.	2,862,000

Computer & Peripherals — 3.7%
76,000	Apple Computer, Inc.*	5,463,640
111,000	Hewlett-Packard Co.	3,177,930
172,000	Ingram Micro, Inc. Class A*	3,427,960

		12,069,530

Computer Software & Services — 6.1%
120,000	Accenture Ltd. Class A	3,464,400
147,000	BMC Software, Inc.*	3,012,030
77,000	Fair Isaac Corp.	3,401,090
75,000	Intergraph Corp.*	3,735,750
102,000	ManTech International Corp. Class A*	2,841,720
88,000	Paychex, Inc.	3,354,560

		19,809,550

Diversified Companies — 1.1%
79,000	McDermott International, Inc.*	3,524,190

Drug — 4.3%
33,000	Allergan, Inc.	3,562,680
56,000	Barr Pharmaceuticals, Inc.*	3,488,240
176,000	Biovail Corp.	4,176,480
53,000	Gilead Sciences, Inc.*	2,789,390

		14,016,790

E-Commerce — 0.9%
146,000	Internet Security Systems, Inc.*	3,058,700

Electrical Equipment — 3.4%
120,000	Belden CDT, Inc.	2,931,600
135,000	Corning, Inc.*	2,654,100
100,000	Lamson & Sessions Co. (The) *	2,502,000
73,000	Thomas & Betts Corp.*	3,063,080

		11,150,780

Electronics — 2.3%
94,000	Jabil Circuit, Inc.*	3,486,460
176,000	Plexus Corp.*	4,002,240

		7,488,700

Environmental — 0.9%
50,000	Stericycle, Inc.*	2,944,000

Financial Services–Diversified — 0.9%
32,000	Franklin Resources, Inc.	3,008,320

Shares		Value

Furniture/Home Furnishings — 1.0%
214,000	Steelcase, Inc. Class A	$3,387,620

Health Care Information Systems — 2.2%
50,000	Cerner Corp.*	4,545,500
319,600	Emdeon Corp.*	2,703,816

		7,249,316

Human Resources — 1.0%
243,000	MPS Group, Inc.*	3,321,810

Industrial Services — 2.7%
77,000	C.H. Robinson Worldwide, Inc.	2,851,310
46,000	Expeditors International of Washington, Inc.	3,105,460
207,000	Quanta Services, Inc.*	2,726,190

		8,682,960

Information Services — 1.3%
91,300	Advisory Board Co. (The)*	4,352,271

Insurance–Life — 0.8%
37,000	Prudential Financial, Inc.	2,708,030

Insurance–Property & Casualty — 1.0%
69,000	(W.R.) Berkley Corp.	3,285,780

Internet — 2.9%
63,000	CheckFree Corp.*	2,891,700
164,000	E*Trade Financial Corp.*	3,421,040
77,000	Yahoo!, Inc.*	3,016,860

		9,329,600

Machinery — 3.2%
87,000	JLG Industries, Inc.	3,972,420
88,000	MSC Industrial Direct Co., Inc. Class A	3,539,360
55,000	Tennant Co.	2,860,000

		10,371,780

Manufactured Housing/Recreational Vehicle — 0.8%
196,000	Champion Enterprises, Inc.*	2,669,520

Medical Supplies — 6.9%
27,000	Alcon, Inc.	3,499,200
89,000	ArthroCare Corp.*	3,750,460
66,000	LCA-Vision, Inc.	3,135,660
55,000	Medtronic, Inc.	3,166,350
103,800	Molecular Devices Corp.*	3,002,934
84,000	ResMed, Inc.*	3,218,040
53,000	Varian Medical Systems, Inc.*	2,668,020

		22,440,664

Metals Fabricating — 1.1%
78,000	Trinity Industries, Inc.	3,437,460

Natural Gas–Diversified — 5.9%
73,600	EOG Resources, Inc.	5,400,032
32,000	Questar Corp.	2,422,400
116,000	Southwestern Energy Co.*	4,169,040
60,000	Western Gas Resources, Inc.	2,825,400
102,266	XTO Energy, Inc.	4,493,568

		19,310,440

Oilfield Services/Equipment — 4.3%
103,000	BJ Services Co.	3,777,010
120,200	Cal Dive International, Inc.*	4,313,978
35,000	Schlumberger Ltd.	3,400,250
60,000	Tidewater, Inc.	2,667,600

		14,158,838

See notes to financial statements.

4

■	Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

December 31, 2005

Shares		Value

Pharmacy Services — 1.7%
67,400	Express Scripts, Inc.*	$5,648,120

Precision Instrument — 1.8%
87,000	Agilent Technologies, Inc.*	2,896,230
178,000	Veeco Instruments, Inc.*	3,084,740

		5,980,970

Railroad — 1.3%
80,000	CSX Corp.	4,061,600

Retail Building Supply — 2.1%
6,400	Building Material Holding Corp.	436,544
85,000	Fastenal Co.	3,331,150
73,000	Home Depot, Inc. (The)	2,955,040

		6,722,734

Retail–Special Lines — 1.7%
58,900	Dress Barn, Inc. (The)*	2,274,129
135,000	Gymboree Corp. (The)*	3,159,000

		5,433,129

Retail Store — 0.9%
77,000	Nordstrom, Inc.	2,879,800

Securities Brokerage — 3.2%
206,000	Charles Schwab Corp. (The)	3,022,020
10,000	Chicago Mercantile Exchange Holdings, Inc.	3,674,900
30,000	Legg Mason, Inc.	3,590,700

		10,287,620

Semiconductor — 5.2%
136,000	Intersil Corp. Class A	3,383,680
89,000	Microchip Technology, Inc.	2,861,350
140,000	Motorola, Inc.	3,162,600
120,000	NVIDIA Corp.*	4,387,200
93,000	Texas Instruments, Inc.	2,982,510

		16,777,340

Telecommunications Equipment — 4.2%
100,000	ADTRAN, Inc.	2,974,000
115,000	Juniper Networks, Inc.*	2,564,500
88,300	Marvell Technology Group Ltd.*	4,952,747
73,000	QUALCOMM, Inc.	3,144,840

		13,636,087

Tire & Rubber — 0.9%
175,000	Goodyear Tire & Rubber Co. (The)*	3,041,500

Trucking/Transportation Leasing — 0.9%
77,000	Forward Air Corp.	2,822,050

Wireless Networking — 4.7%
157,500	Brightpoint, Inc.*	4,367,475
106,300	Itron, Inc.*	4,256,252
263,000	Powerwave Technologies, Inc.*	3,305,910
125,000	ViaSat, Inc.*	3,341,250

		15,270,887

	Total Common Stock And Total Investment Securities — 95.9% (Cost $274,808,139)	$312,264,688

Principal Amount		Value

Repurchase Agreements — 4.3%
$7,100,000	With Morgan Stanley & Co., 3.34%, dated 12/30/05, due 1/3/06, delivery value $7,102,635 (collateralized by $7,265,000 U.S. Treasury Notes 2.25%, due 4/30/06, with a value of $7,245,552)	$7,100,000
7,000,000	With UBS Warburg, LLC, 3.47%, dated 12/30/05, due 1/3/06, delivery value $7,002,699 (collateralized by $6,196,000 U.S. Treasury Notes 5.5%, due 8/15/28, with a value of $7,100,271)	7,000,000

	Total Repurchase Agreements (Cost $14,100,000)	14,100,000

Excess Of Liabilities Over Cash And Other Assets — (-0.2%)		(547,291)

Net Assets — 100.0%		$325,817,397

Net Asset Value Per Outstanding Share ($325,817,397 ÷ 16,233,479 shares outstanding )		$20.07

*	Non-income producing.

See notes to financial statements.

5

■	Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

December 31, 2005

ASSETS:
Investment securities, at value (Cost — $274,808,139)	$312,264,688
Repurchase agreements (Cost — $14,100,000)	14,100,000
Cash	95,027
Receivable for securities sold	10,283,555
Interest and dividends receivable	118,018
Prepaid expenses	8,936
Receivable for capital shares sold	6,719

Total Assets	336,876,943

LIABILITIES:
Payable for securities purchased	10,315,905
Payable for capital shares repurchased	441,116
Accrued expenses:
Advisory fee	141,823
Service and distribution plan fees payable	113,458
Directors’ fees	795
Other	46,449

Total Liabilities	11,059,546

Net Assets	$325,817,397

NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 16,233,479 shares)	$16,233,479
Additional paid-in capital	247,623,879
Accumulated net realized gain on investments	24,503,572
Net unrealized appreciation of investments and foreign exchange transactions	37,456,467

Net Assets	$325,817,397

Net Asset Value Per Outstanding Share ($325,817,397 ÷ 16,233,479 shares outstanding)	$20.07

Statement of Operations

Year Ended

December 31, 2005

INVESTMENT INCOME:
Interest	$410,902
Dividends (Net of foreign tax of $12,759)	1,446,076

Total Income	1,856,978

Expenses:
Advisory fee	1,645,742
Service and distribution plan fees	1,316,593
Auditing and legal fees	65,700
Custodian fees	52,049
Insurance	40,150
Directors’ fees and expenses	23,725
Printing	7,300
Other	4,745

Total Expenses Before Custody Credits	3,156,004
Less: Custody Credits	(2,774)

Net Expenses	3,153,230

Net Investment Loss	(1,296,252)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	25,962,206
Change in Net Unrealized Appreciation	3,369,570

Net Realized Gain and Change in Net Unrealized Appreciation on Investments and Foreign Exchange Transactions	29,331,776

NET INCREASE IN NET ASSETS FROM OPERATIONS	$28,035,524

See notes to financial statements.

6

■	Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Year Ended December 31,
	2005	2004
Operations:
Net investment loss	$(1,296,252)	$(914,246)
Net realized gain on investments	25,962,206	52,024,708
Change in net unrealized appreciation (depreciation)	3,369,570	(14,245,468)

Net increase in net assets from operations	28,035,524	36,864,994

Distributions to Shareholders:
Net realized gains	(31,154,504)	—

Decrease in net assets from distributions to shareholders	(31,154,504)	—

Capital Share Transactions:
Proceeds from sale of shares	8,388,252	10,476,991
Proceeds from reinvestment of dividends and distributions to shareholder	31,154,504	—
Cost of shares repurchased	(61,015,036)	(52,368,057)

Net decrease from capital share transactions	(21,472,280)	(41,891,066)

Total Decrease in Net Assets	(24,591,260)	(5,026,072)

NET ASSETS:

Beginning of year	350,408,657	355,434,729

End of year	$325,817,397	$350,408,657

Undistributed net investment income at end of year	$—	$5,565

See notes to financial statements.

7

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements

December 31, 2005

1. Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by the Value Line Investment Survey, one of the nation’s major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)  Security Valuation

Securities listed on a securities exchange are valued at the closing sales price on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)  Repurchase Agreements

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D)  Dividends and Distributions

It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E)  Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F)  Foreign Currency Translation

Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

8

■	Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2005

(G)  Representations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, Dividends and Distributions

Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Year Ended December 31, 2005	Year Ended December 31, 2004
Shares sold	426,506	562,185
Shares issued in reinvestment of dividends and distributions	1,589,516	—
Shares repurchased	(3,095,339)	(2,832,967)

Net decrease	(1,079,317)	(2,270,782)

Distributions per share from net realized gains	$1.97	$—

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Year Ended December 31, 2005
PURCHASES:
Investment Securities	$695,607,250

SALES:
Investment Securities	$748,588,341

4. Income Taxes

At December 31, 2005, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$289,668,414

Gross tax unrealized appreciation	$41,722,459
Gross tax unrealized depreciation	(5,026,185)

Net tax unrealized appreciation on investments	$36,696,274

Undistributed ordinary income	$8,593,152

Undistributed long-term gains	$16,670,695

The tax composition of distributions to shareholders for the year ended December 31, 2005 were all from net long-term capital gains.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund decreased accumulated net investment loss by $1,290,687 and decreased accumulated net realized gain on investments by $1,290,687. Net assets were not affected by this reclassification.

Net unrealized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales.

5. Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $1,645,742 was paid or payable to Value Line, Inc. (the “Adviser”), the Fund’s investment adviser, for the year ended December 31, 2005. This was computed at the rate of  1/2 of 1% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the year ended December 31, 2005, fees amounting to $1,316,593 were paid or payable to the Distributor under this plan.

For the year ended December 31, 2005, the Fund’s expenses were reduced by $2,774 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

9

■	Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended December 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$20.24	$18.15	$15.19	$19.71	$27.25

Income from investment operations:
Net investment income (loss)	(.08)	(.05)	(.03)	(.01)	.05
Net gain (loss) on securities (both realized and unrealized)	1.88	2.14	2.99	(4.51)	(4.48)

Total from investment operations	1.80	2.09	2.96	(4.52)	(4.43)

Less distributions:
Dividends from net investment income	—	—	—	—	(.04)
Distributions from net realized gains	(1.97)	—	—	—	(3.00)
Tax return of capital	—	—	—	—	(.07)

Total distributions	(1.97)	—	—	—	(3.11)

Net asset value, end of year	$20.07	$20.24	$18.15	$15.19	$19.71

Total return**	9.13%	11.51%	19.49%	(22.93)%	(16.35)%

Ratios/supplemental data:
Net assets, end of year (in thousands)	$325,817	$350,409	$355,435	$338,651	$523,803
Ratio of expenses to average net assets(1)	.96%	.95%	.99%	.76%	.59%
Ratio of net investment income (loss) to average net assets	(.39)%	(.27)%	(.19)%	(.06)%	.20%
Portfolio turnover rate	219%	187%	129%	126%	141%

**	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.
(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

See notes to financial statements.

10

■	Value Line Centurion Fund, Inc.

Report of Independent Registered

Public Accounting Firm

To the Board of Directors and Shareholders of Value Line Centurion Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Centurion Fund, Inc. (the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 13, 2006

11

■	Value Line Centurion Fund, Inc.

Management Information

The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, And Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director

Interested Director*
Jean Bernhard Buttner Age 71	Chairman of the Board of Directors and President	Since 1983	Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc.; Chairman and President of each of the 14 Value Line Funds and Value Line Securities Inc. (the “Distributor”)	Value Line, Inc.

Non-Interested Directors
John W. Chandler 1611 Cold Spring Rd. Williamstown, MA 01267 Age 82	Director	Since 1991	Consultant, Academic Search Consultation Service, Inc.; Trustee Emeritus and Chairman (1993-1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None

Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 64	Director	Since 2000	Customer Support Analyst, Duke Power Company.	None

Francis Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 74	Director	Since 2000	Professor of History, Williams College,
			1961 to 2002; President Emeritus since 1994 and President, 1985-1994; Chairman (1993-1997) and Interim President (2002) of the American Council of Learned Societies.	Berkshire Life Insurance Company of America

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 70	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987-1998.	None

Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 67	Director	Since 1983	Chairman, Institute for Political Economy.	A. Schulman Inc. (plastics)

Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 57	Director	Since 1996	Senior Financial Advisor, Veritable, L.P. (Investment Advisor) Since 2004; Senior Financial Advisor, Hawthorne, 2001-2004.	None

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-221-3532.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

12

■	Value Line Centurion Fund, Inc.

Management Information (Continued)

Name, Address, And Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years

Officers
Bradley Brooks Age 43	Vice President	Since 2005	Portfolio Manager with the Adviser.

David T. Henigson Age 48	Vice President, Secretary and Chief Compliance Officer	Since 1994	Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 46	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser, 2003-2005; Treasurer of the Adviser since 2005.

Howard A. Brecher Age 51	Assistant Secretary, Assistant Treasurer	Since 2005	Director, Vice President and Secretary of the Adviser, Director and Vice President of the Distributor.

13

■	Value Line Centurion Fund, Inc.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

14

Item 2.	Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees 2005 - $49,287

(b)	Audit-Related fees – None.

(c)	Tax Preparation Fees 2005 -$4,200

(d)	All Other Fees – None

(e)	(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees 2005 -$4,200.

(h)	Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By
Jean B. Buttner, President

Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Jean B. Buttner, President, Principal Executive Officer

By:
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: March 10, 2006